Activity in Restructuring Reserve (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended					13 Months Ended	12 Months Ended		13 Months Ended
	Dec. 31, 2011 Operational Efficiency Initiatives 2011	Dec. 31, 2011 Operational Efficiency Initiatives 2011 Severance	Dec. 31, 2011 Operational Efficiency Initiatives 2011 Other	Dec. 31, 2011 Global Location Strategy 2009	Dec. 31, 2010 Global Location Strategy 2009	Dec. 31, 2009 Global Location Strategy 2009	Dec. 31, 2011 Global Location Strategy 2009 Severance	Dec. 31, 2010 Global Location Strategy 2009 Severance	Dec. 31, 2008 Global Location Strategy 2009 Severance	Dec. 31, 2011 Global Location Strategy 2009 Asset Write-offs/Other	Dec. 31, 2010 Global Location Strategy 2009 Asset Write-offs/Other	Dec. 31, 2009 Global Location Strategy 2009 Asset Write-offs/Other	Dec. 31, 2011 Workforce Reduction Program 2008	Dec. 31, 2010 Workforce Reduction Program 2008	Dec. 31, 2009 Workforce Reduction Program 2008	Dec. 31, 2011 Workforce Reduction Program 2008 Severance	Dec. 31, 2010 Workforce Reduction Program 2008 Severance	Dec. 31, 2009 Workforce Reduction Program 2008 Severance	Dec. 31, 2009 Workforce Reduction Program 2008 Other
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 107	$ 78	$ 29	$ 100	$ 116	$ 139	$ 81	$ 102	$ 102	$ 19	$ 14	$ 37	$ 16	$ 65	$ 181	$ 16	$ 65	$ 166	$ 15
Additional charges/(recovery)				(15)	35		(15)	29			6		(3)	(7)	11	(3)	(7)	4	7
Utilization	(33)	(4)	(29)	(47)	(51)	(23)	(39)	(50)		(8)	(1)	(23)	(13)	(42)	(127)	(13)	(42)	(105)	(22)
Ending Balance	$ 74	$ 74		$ 38	$ 100	$ 116	$ 27	$ 81	$ 102	$ 11	$ 19	$ 14		$ 16	$ 65		$ 16	$ 65